Share Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 25,310
Expected period of recognition for unrecognized compensation cost	1 year
Fair value of shares vested under the equity incentive plan	$ 3,490	$ 61,793	$ 423,316
Share-based compensation	$ 200,205	$ 678,721	$ 2,247,002
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under the plan				40,000
Common stock available for issuance under Equity Incentive Plan	5,940